PHOENIX HOME LIFE
                         VARIABLE ACCUMULATION ACCOUNT



                       THE BIG EDGE CHOICE(R) FOR NEW YORK


                        SUPPLEMENT DATED FEBRUARY 1, 2000
                        TO PROSPECTUSES DATED MAY 1, 1999
            AS SUPPLEMENTED JULY 15, OCTOBER 29 AND DECEMBER 20, 1999


We now offer an "annual step-up" method for the calculation of the Death Benefit for individual contracts issued in the state of New York on or after May 1, 1997. In the section of the prospectus titled "NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997" the subsection "PAYMENT UPON DEATH BEFORE MATURITY DATE" the heading "PAYMENT AMOUNT" is hereby replaced as follows:

[diamond] PAYMENT AMOUNT

          [bullet] UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS
                   NOT YET REACHED AGE 85

                   1. Death occurring in the first Contract Year--the greater of:

                      a. 100% of payments, less any withdrawals; or

                      b. the Contract Value as of the claim date.

                   2. Death occurring in any subsequent Contract Year--the
                      greater of:

                      a. the death benefit that would have been payable at the
                         end of the previous Contract Year, plus any payments, less any withdrawals made since that date; or

                      b. the Contract Value as of the claim date.

          [bullet] AFTER THE ANNUITANT'S 85TH BIRTHDAY

                   The death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) on the Claim Date.

          [bullet] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

                   Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is the greater of:

                   1. 100% of payments, less any withdrawals; or

                   2. the Contract Value as of the claim date.





Big Edge Choice - New York